Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Assets
Investents in affiliates including accrued interest		$ 148,095
Quoted Prices in Active Markets for Identical Assets (Level I)
Assets
Investents in affiliates including accrued interest		$ 148,095
Navios Horizon
Assets
Vessels, port terminals and other fixed assets, net (for Navios Horizon)	$ 6,548
Navios Horizon | Significant Other Observable Inputs (Level II)
Assets
Vessels, port terminals and other fixed assets, net (for Navios Horizon)	$ 6,548